Segmented information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of entity's operating segments [Abstract]
Disclosure of operating segments
The Company’s segments are summarized in the following tables:

	2024
	Fekola Mine	Fekola Regional	Masbate Mine	Otjikoto Mine	Goose Project	Other Mineral Properties	Corporate & Other	Total
	$	$	$	$	$	$	$	$

External gold revenue	951,676	—	464,141	486,213	—	—	—	1,902,030
Production costs	384,221	—	161,462	136,145	—	—	—	681,828
Depreciation & depletion	162,011	1,986	83,352	116,289	3,770	—	2,153	369,561
Impairment of long-lived assets	162,673	52,543	—	—	661,160	—	—	876,376
Write-down of mining interests	—	—	—	—	—	636	—	636
Current income tax, withholding and other taxes	154,415	46	55,840	109,282	48	—	95	319,726
Net (loss) income	(76,859)	(68,728)	112,930	122,454	(663,781)	(1,827)	(50,842)	(626,653)
Capital expenditures	262,204	19,289	33,412	36,667	544,255	22,568	1,308	919,703
Total assets	1,368,733	187,484	769,617	355,551	1,607,392	328,717	196,504	4,813,998

	2023
	Fekola Mine	Fekola Regional	Masbate Mine	Otjikoto Mine	Goose Project	Other Mineral Properties	Corporate & Other	Total
	$	$	$	$	$	$	$	$

External gold revenue	1,143,781	—	372,902	417,589	—	—	—	1,934,272
Production costs	333,215	—	160,952	122,030	—	—	—	616,197
Depreciation & depletion	214,533	1,267	79,423	107,148	—	—	2,000	404,371
Impairment of long-lived assets	159,317	46,349	—	—	—	116,482	—	322,148
Write-down of mining interests	—	—	—	—	—	19,905	—	19,905
Current income tax, withholding and other taxes	192,462	—	22,813	75,713	—	(1,000)	93	290,081
Net income (loss)	122,008	(45,173)	64,897	85,293	(2,687)	(107,426)	(75,324)	41,588
Capital expenditures	302,670	92,522	33,950	64,926	292,934	23,843	242	811,087
Total assets	1,342,500	250,729	739,506	414,383	1,479,754	384,530	263,217	4,874,619

The Company’s mining interests are located in the following geographical locations:

	2024	2023
	$	$
Mining interests
Canada	1,445,143	1,509,289
Mali	1,066,748	1,131,343
Philippines	480,570	533,781
Namibia	182,758	264,747
Colombia	74,875	66,184
Finland	36,033	32,954
Burkina Faso	—	21,087
Other	5,308	4,105
	3,291,435	3,563,490